Supplementary Financial Statement Information - Schedule of Finance Income (Expenses), Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Finance Income (Expenses), Net [Abstract]
Interest income	$ 1,069	$ 1,565	$ 835
(Loss) income related to marketable securities			(1,983)
Exchange differences, net	(182)	(1,224)	(4,101)
Bank commissions and other expenses	(13)	(14)	(14)
Finance income (expenses), net	$ 874	$ 327	$ (5,263)